Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions					12 Months Ended
		Mar. 10, 2022 $ / shares	Feb. 08, 2022 USD ($) oz Agreement	Jan. 17, 2022 USD ($) oz	Dec. 31, 2021 USD ($)	Jan. 26, 2022 USD ($) oz	Jan. 26, 2022 CAD ($) oz
Disclosure of Events After Reporting Period [line items]
Declaration of quarterly dividend rate description					Under the Company’s dividend policy, the quarterly dividend per common share is targeted to equal approximately 30% of the average cash flow generated by operating activities in the previous four quarters divided by the Company’s then outstanding common shares, all rounded to the nearest cent
Dividend reinvested discount rate					1.00%
Dividend rate percentage					30.00%
Upfront cash consideration to be paid	[1],[2]				$ 324,500,000
Marathon [Member] | Gold [member]
Disclosure of Events After Reporting Period [line items]
Payable Production to be purchased					100.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered					18.00%
Marathon [Member] | Platinum [Member]
Disclosure of Events After Reporting Period [line items]
Payable Production to be purchased					22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered					18.00%
Marathon [Member] | Silver [member]
Disclosure of Events After Reporting Period [line items]
Payable Production to be purchased					0.00%
Major Ordinary Share Transactions [member]
Disclosure of Events After Reporting Period [line items]
Dividend per share | $ / shares		$ 0.15
Dividend payable, date of record		Mar. 24, 2022
Dividend reinvested discount rate		1.00%
Dividend payable date		Apr. 07, 2022
Acquisition Of Curipamba PMPA [Member] | Curipamba [Member] | Gold And Silver [Member]
Disclosure of Events After Reporting Period [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL				22.00%
Acquisition of new precious metal purchase agreement [member] | Curipamba [Member] | Gold [member]
Disclosure of Events After Reporting Period [line items]
Payable Production to be purchased				50.00%
Percentage of metal production at the mine which WPM is entitled to after step down				33.00%
Number of ounces to be delivered before first step down in entitlement | oz				150,000
Acquisition of new precious metal purchase agreement [member] | Curipamba [Member] | Silver [member]
Disclosure of Events After Reporting Period [line items]
Payable Production to be purchased				75.00%
Percentage of metal production at the mine which WPM is entitled to after step down				50.00%
Number of ounces to be delivered before first step down in entitlement | oz				4,600,000
Acquisition of new precious metal purchase agreement [member] | Curipamba [Member] | Gold And Silver [Member]
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration to be paid				$ 175,500,000
Cash consideration that will be paid to support certain local community development initiatives				500,000
Upfront cash consideration available for advance pre construction				13,000,000
Acquisition of new precious metal purchase agreement [member] | Marathon [Member]
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration to be paid						$ 240,000,000
Acquisition of new precious metal purchase agreement [member] | Marathon [Member] | Gold [member]
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration to be paid							$ 240
Payable Production to be purchased						100.00%	100.00%
Percentage of metal production at the mine which WPM is entitled to after step down						67.00%	67.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz						150,000	150,000
Acquisition of new precious metal purchase agreement [member] | Marathon [Member] | Platinum [Member]
Disclosure of Events After Reporting Period [line items]
Payable Production to be purchased						22.00%	22.00%
Percentage of metal production at the mine which WPM is entitled to after step down						15.00%	15.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz						120,000	120,000
Acquisition of new precious metal purchase agreement [member] | Marathon [Member] | Gold And Platinum [Member]
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration to be paid							$ 240
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL						22.00%	22.00%
Upfront cash consideration available for advance pre construction							$ 40
Per ounce cash payment as a percentage of the spot price of metal delivered						18.00%	18.00%
Acquisition of new precious metal purchase agreement [member] | Goose [Member] | Gold [member]
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration to be paid			$ 125,000,000
Payable Production to be purchased			4.15%
Number of ounces to be delivered before first step down in entitlement percentage | oz			130,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%
Number of ounces to be delivered before second step down in entitlement percentage | Agreement			200,000
Percentage of production to be purchased after second step down			1.50%
Per ounce cash payment as a percentage of the spot price of metal delivered			18.00%
Acquisition Of Goose Pmpa [Member] | Goose [Member] | Gold [member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased after first step down			2.15%
Acquisition Of Long Term Equity Investment [Member] | Adventus [Member]
Disclosure of Events After Reporting Period [line items]
Commitment to acquire equity				$ 5,000,000
Maximum percentage of outstanding shares permitted					10
Acquisition Of Long Term Equity Investment [Member] | Sabina [member]
Disclosure of Events After Reporting Period [line items]
Commitment to acquire equity			$ 20,000,000
Maximum percentage of outstanding shares permitted			10

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 28 for details of when the remaining upfront consideration to be paid becomes due.